Employee benefit obligation - Actuarial Assumptions used for the Valuation of the Retirement Indemnity (Details)			12 Months Ended
	Apr. 14, 2023	Apr. 13, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Employee benefit obligation
Legal retirement age	64 years	62 years
Discount rate (IBOXX Corporates AA)			3.77%	3.17%	0.98%
Salary increases			3.00%	3.50%	2.00%
Social security contribution rates for Executives			44.00%	47.00%	43.00%
Minimum
Employee benefit obligation
Retirement age			65 years
Maximum
Employee benefit obligation
Retirement age			67 years